Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2021
Equity accounted investees
Summary of investments

	% in share capital		Equity acounted investees		Income from equity interests in affiliates
Related companies	12/31/2021	12/31/2020	12/31/2021	12/31/2020	12/31/2021	12/31/2020
Investment in associate - Granito Soluções em Pagamento S.A.	45.00%	—	81,294	—	(8,764)	—
Total			81,294	—	(8,764)	—

Other investments			1,151	—	—	—
Total investments			82,445	—	(8,764)	—